DERIVATIVE FINANCIAL INSTRUMENT AND HEDGE ACCOUNTING (Details 7) - Hedges Of Net Investment In Foreign Operations [Member] - New York Branch [Member] - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Hedging Instrument (Fair Value)	$ 4,698,000	$ (164,000)
Effective Portion	4,698,000	(164,000)
Ineffective Portion
United States of America, Dollars
Disclosure of detailed information about hedges [line items]
Notional value	$ 150,100	$ 60,100